Warrants (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Warrants [Abstract]
Number of warrants outstanding	563,760
Warrant exercise price, per share	$ 11.49
Warrants exercisable and expiration date	May 08, 2019